Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000072955 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	101.80%
C000072955 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000072955 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000002897 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	101.80%
C000002897 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002897 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)
C000072954 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	101.80%
C000072954 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000072954 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(2.70%)